Income from operations - Sales composition (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Income from operations [Abstract]
Revenue from sale of goods		€ 14,056		€ 13,974	€ 13,568
Revenue from rendering of services		3,325		3,477	3,478
Royalty income		402		329	375
Revenue from contracts with customers, total		17,784
Revenue From Other Sources	[1],[2]	338
Total revenue		€ 18,121	[3]	€ 17,780	€ 17,422

[1]	Other sources mainly includes leases
[2]	Sales from other sources mainly includes leases
[3]	Represents revenue from external customers as required by IFRS 8 Operating Segments.